Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Consolidated (loss) income before income taxes on a geographic basis

Consolidated (loss) income before income taxes on a geographic basis during the years ended December 31, 2021 and 2020 are as follows (in thousands):

	Year Ended December 31
	2021	2020
United States	$(86,693)	$(19,658)
Non-U.S.	(6,637)	(4,208)
Total	$(93,330)	$(23,866)

Schedule of (benefit from) provision for income taxes

The provision for income taxes consists of the following components during the years ended December 31, 2021 and 2020 (in thousands):

	Year Ended December 31,
	2021	2020
Current tax expense (benefit):
U.S. federal	$—	$—
Foreign	17	(24)
Total current tax expense (benefit)	17	(24)
Deferred tax expense:
U.S. federal	—	—
State	—	—
Foreign	—	2,063
Total deferred tax benefit	—	2,063
Total provision for income taxes	$17	$2,039

Schedule of reconciliation setting forth the differences between the effective tax rates

	Year Ended
	December 31,
	2021	2020
U.S. Federal income tax provision expense at statutory rate	21.0%	21.0%
Effect of nondeductible stock-based compensation	0.8%	(1.9)%
Foreign rate differential	0.2%	2.2%
Mark to market of warrant liabilities	(1.7)%	(1.3)%
State taxes net of federal benefit	4.3%	4.5%
Non-deductible financing expenses	(0.3)%	0.4%
Valuation allowance	(24.2)%	(38.3)%
Investment transfer	0.0%	6.8%
Other differences	(0.4)%	(0.4)%
US federal and state research credits	0.4%	1.6%
Uncertain tax positions	(0.1)%	(1.1)%
Foreign earnings includible in US	0.0%	(2.0)%
Effective income tax rate	0.0%	(8.5)%

Significant components of the Company's consolidated deferred tax assets and liabilities

Significant components of the Company’s consolidated deferred tax assets and liabilities at December 31, 2021 and 2020 are as follows at (in thousands):

	At December 31,
	2021	2020
Deferred tax assets:
Federal net operating loss carryforwards	$40,469	$24,730
State net operating loss carryforwards	10,643	7,207
Equity compensation	5,620	4,353
Accruals and reserves	—	26
Uncollected grants	998	712
Investment in subsidiaries	3,820	3,931
Research credits	1,578	1,298
Other assets	152	46
Deferred income	239	—
Interest	257	—
Deferred rent	547	600
Total deferred tax assets	64,323	42,903
Valuation allowance	(59,841)	(37,427)
Total deferred tax assets net of valuation allowance	4,482	5,476
Deferred tax liabilities:
Intangible assets and amortization	(3,932)	(4,680)
Right-of-Use asset	(536)	(591)
Other liabilities	(14)	(204)
Total deferred tax liabilities	(4,482)	(5,476)
Net deferred tax assets	$—	$—

Reconciliation of the beginning and ending amount of uncertain tax positions	A reconciliation of the beginning and ending amount of uncertain tax positions is as follows (in thousands):

	Year Ended December 31,
	2021	2020
Unrecognized tax benefits at the beginning of year	$(281)	$—
Increase for current year positions	(71)	(82)
Increase for prior year positions	—	(199)
Expiration of statute of limitations	—	—
Unrecognized tax benefits at the end of year	(352)	(281)
Gross research credit tax assets	1,930	1,579
Net research credit tax assets	$1,578	$1,298